Acquisitions - Schedule of Fair Value Current Assets Acquired Includes Receivables (Details) $ in Thousands	Mar. 31, 2015 USD ($)
Trade Accounts Receivable
Business Acquisition [Line Items]
Gross Receivable	$ 3,104
Fair Value	3,104
Joint Interest Receivables
Business Acquisition [Line Items]
Gross Receivable	3,484
Expected Uncollectable Amount	(323)
Fair Value	3,161
Other receivables
Business Acquisition [Line Items]
Gross Receivable	196
Fair Value	$ 196